Non-operating income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other Income, Nonoperating [Abstract]
Dividend income from marketable securities	$ 802	$ 1,049	$ 738
Interest income from bank deposits	235	218	184
Unrealized gain (loss) from marketable securities	2,010	(5,179)	891
Realized gain from sales of marketable securities	333	29	746
Rental income	2,026	1,564	1,455
Others	39	(41)	(130)
Non-operating income (expenses), net	$ 5,445	$ (2,360)	$ 3,884